PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	December 31, 2021	December 31, 2020
Equipment	$$4,816,756	$23,987
Subtotal	4,816,756	23,987
Less accumulated depreciation	(1,911,719)	(23,987)
Property and equipment, net	$2,905,037	$-